Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value Level of Assets and Liabilities that are Measured on a Recurring Basis
The following summarizes the fair value level of assets and liabilities that are measured on a recurring basis at September 30, 2019 and December 31, 2018 (amounts in thousands):

	Level 1	Level 2	Level 3	Total
September 30, 2019 (Successor)
Interest rate swap agreements - assets (a)	$—	—	—	—
Interest rate swap agreements - liabilities (a)	—	—	—	—
Total	$—	—	—	—
December 31, 2018 (Predecessor)
Interest rate swap agreements - assets (a)	$—	10,552	—	10,552
Interest rate swap agreements - liabilities (a)	—	(6,039)	—	(6,039)
Total	$—	4,513	—	4,513

(a)	Swap asset values are included in non-current Other assets and Swap liability values are included in non-current Derivative financial instruments on the condensed consolidated balance sheets.

The following summarizes the fair value level of assets and liabilities that are measured on a recurring basis at December 31, 2018 and 2017 (amounts in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2018
Interest rate swap agreements - assets (a)	$—	10,552	—	10,552
Interest rate swap agreements - liabilities (a)	—	(6,039)	—	(6,039)
Total	$—	4,513	—	4,513
December 31, 2017
Interest rate swap agreement - asset (a)	$—	7,058	—	7,058
Interest rate swap agreements - liabilities (a)	—	(13,817)	—	(13,817)
Total	$—	(6,759)	—	(6,759)

(a)
Depending on the maturity date of the Swap and the balance sheet date, Swap asset values are included in Prepaid and other current assets or non-current Other assets, net and Swap liability values are included in current Other accrued liabilities or non-current Derivative financial instruments on the consolidated balance sheets.

Schedule of Carrying Values and Fair Values of Financial Instruments that are Not Carried at Fair Value
Carrying values and fair values of financial instruments that are not carried at fair value are as follows (amounts in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Long term debt, including current portion:
Carrying value	994,000	1,816,450
Fair value (a)	925,660	1,218,606

(a)	The fair value is based on market quotations from third party financial institutions and is classified as Level 2 in the hierarchy.

Carrying values and fair values of financial instruments that are not carried at fair value are as follows (amounts in thousands):

	December 31, 2018	December 31, 2017
Long term debt, including current portion:
Carrying value	$1,816,450	1,718,297
Fair value (a)	1,218,606	1,645,616

(a)	The fair value is based on market quotations from third party financial institutions and is classified as Level 2 in the hierarchy.